ASSURANCE AND ADVISORY
                                                          BUSINESS SERVICES
                                                          ----------------------





---------------------------------------------------------------------

                       WYNSTONE FUND, L.L.C.

                       FINANCIAL STATEMENTS

                       WITH REPORT OF INDEPENDENT AUDITORS
                       FOR THE YEAR ENDED
                       DECEMBER 31, 2002

---------------------------------------------------------------------









--------------------------------------------------------------------------------
                                                    [LOGO OMITTED] ERNST & YOUNG
--------------------------------------------------------------------------------



                                                               ERNST & YOUNG LLP

                              WYNSTONE FUND, L.L.C.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2002





                                    CONTENTS




        Report of Independent Auditors......................................  1
        Statement of Assets, Liabilities and Members' Capital...............  2
        Statement of Operations.............................................  3
        Statement of Changes in Members' Capital - Net Assets...............  4
        Notes to Financial Statements.......................................  5
        Schedule of Portfolio Investments................................... 13
        Schedule of Securities Sold, Not Yet Purchased...................... 16
        Schedule of Written Options......................................... 17

[LOGO OMITTED]
 ERNST & YOUNG        [ ] ERNST & YOUNG LLP           [ ] Phone: (212) 773-3000
                          5 Times Square                  www.ey.com
                          New York, New York 10036-6530


                         REPORT OF INDEPENDENT AUDITORS

 To the Members of
   Wynstone Fund, L.L.C.

 We have audited the accompanying statement of assets, liabilities and members' capital of Wynstone Fund, L.L.C. (the "Company"), including the schedules of portfolio investments, securities sold, not yet purchased, and written options, as of December 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in members' capital - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Wynstone Fund, L.L.C. at December 31, 2002, the results of its operations for the year then ended, and the changes in its members' capital - net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.



                                                           /S/ ERNST & YOUNG LLP

 February 7, 2003

                    A Member Practice of Ernst & Young Global
                                                                       1

WYNSTONE FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002
ASSETS

Investments in securities, at market (cost - $13,887)                 $   14,841
Cash and cash equivalents                                                 10,137
Due from broker                                                            1,701
Receivable for investment securities sold                                     56
Dividends receivable                                                          44
Interest receivable                                                           10
                                                                      ----------

       TOTAL ASSETS                                                       26,789
                                                                      ----------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $1,712)          1,691
Options written, at market (premiums - $172)                                  92
Withdrawals payable                                                        4,185
Payable for investment securities purchased                                  361
Administration fees payable                                                   20
Dividends payable on securities sold, not yet purchased                       12
Accrued expenses                                                              66
                                                                      ----------

       TOTAL LIABILITIES                                                   6,427
                                                                      ----------

             NET ASSETS                                               $   20,362
                                                                      ==========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                             $   19,307
Net unrealized appreciation on investments                                 1,055
                                                                      ----------

       MEMBERS' CAPITAL - NET ASSETS                                  $   20,362
                                                                      ==========

The accompanying notes are an integral part of these financial statements.
                                     - 2 -

WYNSTONE FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------------
                                                                         YEAR ENDED
                                                                     DECEMBER 31, 2002

INVESTMENT INCOME
    Dividends                                                              $    387
    Interest                                                                    153
                                                                           --------
                                                                                540
                                                                           --------
EXPENSES
       Administration fees                                                      242
       Professional fees                                                        140
       Accounting and investor servicing fees                                    89
       Custodian fees                                                            37
       Dividends on securities sold, not yet purchased                           23
       Board of Managers' fees and expenses                                      23
       Prime broker fees                                                         18
       Miscellaneous                                                             12
                                                                           --------
          TOTAL EXPENSES                                                        584
                                                                           --------

       NET INVESTMENT LOSS                                                      (44)
                                                                           --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                   (104)
       Purchased options                                                        (13)
       Written options                                                          294
       Securities sold, not yet purchased                                      (128)
                                                                           --------

    NET REALIZED GAIN ON INVESTMENTS                                             49

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                       (339)
                                                                           --------

          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                      (290)
                                                                           --------

          DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES  $   (334)
                                                                           ========

The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------
                                                                SPECIAL
                                                                ADVISORY
                                                                 MEMBER           MEMBERS            TOTAL
                                                                --------        -----------       -----------

MEMBERS' CAPITAL, DECEMBER 31, 2000                             $    797        $    17,062       $    17,859

FROM INVESTMENT ACTIVITIES
       Net investment income                                          --                 60                60
       Net realized gain on investments                               --              3,238             3,238
       Net change in unrealized appreciation on investments           --             (1,780)           (1,780)
       Incentive allocation                                          304               (304)                -
                                                                --------        -----------       -----------
       INCREASE IN MEMBERS' CAPITAL                                  304              1,214             1,518
            DERIVED FROM INVESTMENT ACTIVITIES

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                          --              6,621             6,621
       Capital withdrawals                                          (797)            (3,114)           (3,911)
                                                                --------        -----------       -----------
       INCREASE (DECREASE) IN MEMBERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                       (797)             3,507             2,710

MEMBERS' CAPITAL, DECEMBER 31, 2001                             $    304        $    21,783       $    22,087
                                                                ========        ===========       ===========

FROM INVESTMENT ACTIVITIES
       Net investment loss                                            --                (44)              (44)
       Net realized gain on investments                               --                 49                49
       Net change in unrealized appreciation on investments           --               (339)             (339)
       Incentive allocation                                           18                (18)               --
                                                                --------        -----------       -----------
       INCREASE (DECREASE) IN MEMBERS' CAPITAL
            DERIVED FROM INVESTMENT ACTIVITIES                        18               (352)             (334)

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                          --              4,815             4,815
       Capital withdrawals                                          (322)            (5,884)           (6,206)
                                                                --------        -----------       -----------
       DECREASE IN MEMBERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                       (322)            (1,069)           (1,391)

MEMBERS' CAPITAL, DECEMBER 31, 2002                             $     --        $    20,362       $    20,362
                                                                ========        ===========       ===========

The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Wynstone Fund, L.L.C. (the "Company") was organized as Wynstone Partners, L.P. (the "Partnership") under the Delaware Revised Uniform Limited Partnership Act on August 13, 1998. Effective July 1, 1999, the Limited Partners of record as of May 12, 1999 elected to approve the conversion of the Partnership to a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of July 1, 1999.

         The Company's investment objective is to achieve capital appreciation. The Company pursues this objective by investing principally in equity securities of U.S. companies engaged in the financial services industry, but it may also invest up to 25% of the value of its total assets in the securities of foreign issuers, including depository receipts relating to foreign securities. Except during periods of adverse market conditions in the financial services industry or in the U.S. equity market, generally, the Company will invest more than 25% of the value of its total assets in issuers engaged in the financial services industry. The Company's investments may include long and short positions in equity securities, fixed-income securities, and various derivatives, including options on securities and stock index options.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the Board of Managers and an Adviser. CIBC Oppenheimer Advisers, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser of the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser, and KBW Asset Management Inc. ("KBWAM") is a non-managing member of the Adviser. Investment professionals employed by KBWAM will manage the Company's investment portfolio on behalf of the Adviser under the supervision of CIBC WM.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on the ex-dividend date. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         B.  PORTFOLIO VALUATION

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of the valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

         On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         C.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At December 31, 2002, $10,125,381 in cash equivalents was held at PNC Bank.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($43,786) and $49,079 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2002. This reclassification is a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's Members and had no effect on net assets.

         E.  RECLASSIFICATIONS

         Certain of the amounts presented in the statement of changes in members' capital - net assets for the year ended December 31, 2001 have been reclassified to conform to the current year's presentation.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the year ended December 31, 2002, CIBC WM earned no brokerage commissions from portfolio transactions executed on behalf of the Company. Keefe, Bruyette & Woods, Inc., an affiliated broker of KBWAM, earned $19,050 in brokerage commissions from portfolio transactions executed on behalf of the Company.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in capacity as the Special Advisory Member of the Company, will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the year ended December 31, 2002, Incentive Allocations of $17,615 were credited to the Special Advisory Account.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. One manager, Howard Singer, is an "interested person" of the Company as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 2002, fees paid to the Board of Managers (including meeting fees and the annual retainer) and expenses totaled $22,800.

         PFPC Trust Company, (the "Custodian") serves as Custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company   and  in   that   capacity,   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2002, amounted to $17,247,570 and $11,935,940, respectively.

         At December 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2002, net unrealized appreciation on investments was $1,055,103, consisting of $1,670,852 gross unrealized appreciation and $615,749 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, premiums from written options and excess cash held at the prime broker as of December 31, 2002.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2002, and for the year then ended, the Company had no margin borrowings.

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         During the year ended December 31, 2002, transactions in purchased options were as follows:


                                                     CALL OPTIONS
                                          ---------------------------------
                                             NUMBER
                                          OF CONTRACTS              COST
                                          ------------           ----------
         Beginning balance                           0           $        0
         Options purchased                          95               91,272
         Options closed                            (95)             (91,272)
         Options expired
                                                     0                    0
                                                ------           ----------
         Options outstanding at
             December 31, 2002                       0           $        0
                                                ======           ==========

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         During the year ended December 31, 2002, transactions in written options were as follows:

                                                    CALL OPTIONS                           PUT OPTIONS
                                           -------------------------------       ----------------------------
                                              NUMBER              AMOUNT            NUMBER          AMOUNT
                                           OF CONTRACTS         OF PREMIUM       OF CONTRACTS     OF PREMIUM
                                           ------------         ----------       ------------     -----------
         Beginning balance                          192         $   77,251                131     $    29,946
         Options written                            981            239,930              1,887         397,217
         Options closed                            (499)          (186,035)              (454)       (114,328)
         Options exercised                          (74)           (22,967)              (293)        (82,056)
         Options expired                           (310)           (42,239)              (515)       (124,717)
                                                -------         ----------           --------     -----------
         Options outstanding at
             December 31, 2002                      290         $   65,940                756     $   106,062
                                                =======         ==========           ========     ===========

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                                                                                                   NOVEMBER 16, 1998
                                                                                                                    (COMMENCEMENT OF
                                           YEAR ENDED       YEAR ENDED          YEAR ENDED         YEAR ENDED        OPERATIONS) TO
                                       DECEMBER 31, 2002  DECEMBER 31, 2001  DECEMBER 31, 2000  DECEMBER 31, 1999  DECEMBER 31, 1998
                                       -----------------  -----------------  -----------------  -----------------  -----------------

     Net assets, end of period
         (000)                              $20,362            $22,087           $ 17,859            $12,362             $10,748
     Ratio of net investment income
         (loss) to average net assets        (0.18%)             0.27%             (0.52%)            (1.73%)             (8.39%) *
     Ratio of  expenses to
         average net assets                   2.43%              2.48%              3.11%              3.86%              13.39% *
     Portfolio turnover                      82.44%            122.19%            136.99%            201.05%              10.75%
     Total return**                          (1.08%)             5.72%             29.04%             (5.58%)             (1.40%)

      *    Annualized.
     **    Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, net of incentive  allocation to the Special  Advisory  Member,  if any. Total return for a period of less than a full year is not annualized.

WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  SUBSEQUENT EVENTS

         Effective January 1, 2003, the Company received initial and additional capital contributions from Members of $786,600.

         Subsequent to December 31, 2002, the Adviser withdrew $103 representing the Incentive Allocation that was credited to the Special Advisory Account on December 31, 2002.

         Fahnestock Viner Holdings Inc. ("Fahnestock"), its subsidiary Fahnestock & Co., Inc. ("Fahnestock & Co."), CIBC WM and Canadian Imperial Bank of Commerce entered into an agreement pursuant to which Fahnestock & Co. agreed to acquire the investment fund management business of CIBC WM (the "Transaction"), including its ownership interests in, and control of, the Adviser (to be renamed Advantage Advisers Management, L.L.C.). In connection with the Transaction, CIBC WM will cease to serve as the managing member of the Adviser and will be replaced by Oppenheimer Asset Management Inc. (or an affiliate thereof), an affiliate of Fahnestock. In addition, CIBC WM will cease to serve as the Company's placement agent and will be replaced by Fahnestock & Co. The Act provides that the change in control of the Adviser resulting from the Transaction will constitute an "assignment" of the currently effective investment advisory agreement between the Adviser and the Company. As required by the Act, such an assignment will result in the automatic termination of that agreement. In anticipation of the consummation of the Transaction and to provide continuity in investment advisory services to the Company, the Board of Managers, at a meeting held on January 24, 2003, unanimously approved a new investment advisory agreement that would become effective upon the consummation of the Transaction, subject to the approval of the Members, who are expected to vote on this proposal in the first half of 2003.

         Subject to receipt of the requisite approval of Members, who are expected to vote on this proposal in the first half of 2003, the Board of Managers has also nominated seven persons to serve as Managers of the Company.

         The fees charged to the Company and the Members will not change as a result of the Transaction. The Transaction will not otherwise affect any rights, privileges or obligations of the Members. In addition, the Transaction will have no tax consequences to any Member or the Company.

WYNSTONE FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------------------------------------
                                                                                             DECEMBER 31, 2002
         SHARES                                                                                MARKET VALUE
                    INVESTMENT IN SECURITIES - 72.88%

                    COMMON STOCK - 70.37%
                      COMMERCIAL BANKS - CENTRAL U.S. - 6.22%
         11,766         Charter One Financial, Inc.                                  (a)         $     338,039
          6,300         Cullen/Frost Bankers, Inc.                                   (b)               206,010
          6,500         First Midwest Bancorp, Inc.                                                    173,615
          7,050         Midwest Banc Holdings, Inc.                                                    133,597
         11,200         Prosperity Bancshares, Inc.                                                    212,800
          5,700         Texas Regional Bancshares, Inc., Class A                                       202,584
                                                                                                 -------------
                                                                                                     1,266,645
                                                                                                 -------------
                      COMMERCIAL BANKS - EASTERN U.S. - 3.47%
          5,600         Banknorth Group, Inc.                                        (b)               126,560
          7,309         M&T Bank Corp.                                                                 579,979
                                                                                                 -------------
                                                                                                       706,539
                                                                                                 -------------
                      COMMERCIAL BANKS - SOUTHERN U.S. - 14.65%
         12,700         AmSouth Bancorporation                                                         243,840
         35,000         Compass Bancshares, Inc.                                                     1,094,450
          6,900         First Tennessee National Corp.                                                 247,986
         14,100         Hibernia Corp., Class A                                      (b)               271,566
         47,200         National Commerce Financial Corp.                            (b)             1,125,720
                                                                                                 -------------
                                                                                                     2,983,562
                                                                                                 -------------
                      COMMERCIAL BANKS - WESTERN U.S. - 5.36%
          6,500         City National Corp.                                                            285,935
          8,250         CVB Financial Corp.                                                            209,797
          4,800         First Community Bancorp.                                                       158,069
          8,680         Umpqua Holdings Corp.                                                          158,410
          7,100         Zions Bancorp.                                                                 279,378
                                                                                                 -------------
                                                                                                     1,091,589
                                                                                                 -------------
                      DIVERSIFIED FINANCIAL SERVICES - 1.94%
         11,227         Citigroup, Inc.                                              (a)               395,078
                                                                                                 -------------

                      FINANCE - INVESTMENT BANKER / BROKER - 1.74%
          5,200         Goldman Sachs Group, Inc.                                                      354,120
                                                                                                 -------------

The accompanying notes are an integral part of these financial statements.

WYNSTONE FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                                                                             DECEMBER 31, 2002
         SHARES                                                                                 MARKET VALUE
                    COMMON STOCK (CONTINUED)

                      FINANCE - MORTGAGE LOAN / BANKER - 1.25%
          4,300         Freddie Mac                                                              $     253,915
                                                                                                 -------------
                      INSURANCE BROKERS - 5.42%
         38,500         Willis Group Holdings Ltd*                                   (a)(b)          1,103,795
                                                                                                 -------------
                      INVESTMENT MANAGEMENT / ADVISORY SERVICES - 0.62%
          5,000         Federated Investors, Inc., Class B                                             126,850
                                                                                                 -------------
                      LIFE / HEALTH INSURANCE - 1.21%
          8,800         John Hancock Financial Services, Inc.                                          245,520
                                                                                                 -------------
                      MULTI - LINE INSURANCE - 0.75%
          4,800         Prudential Financial, Inc.                                   (b)               152,352
                                                                                                 -------------
                      REINSURANCE - 3.02%
         11,100         Everest Re Group Ltd.                                                          613,830
                                                                                                 -------------
                      REITS - MORTGAGES - 1.67%
         18,055         Annaly Mortgage Management, Inc.                                               339,434
                                                                                                 -------------
                      S & L THRIFTS - EASTERN U.S. - 3.29%
          4,700         Astoria Financial Corp.                                                        127,605
         18,800         New York Community Bancorp., Inc.                            (b)               542,944
                                                                                                 -------------
                                                                                                       670,549
                                                                                                 -------------
                      S & L THRIFTS - WESTERN U.S. - 1.09%
          3,100         Golden West Financial Corp.                                                    222,611
                                                                                                 -------------

                      SUPER - REGIONAL BANKS - U.S. - 18.67%
          7,200         Bank of America Corp.                                        (b)               500,904
         16,100         KeyCorp                                                      (a)(b)            404,754
          8,300         National City Corp.                                          (b)               226,756
         17,200         PNC Financial Services Group                                                   720,680
          8,754         SunTrust Banks, Inc.                                                           498,278
         33,280         U.S. Bancorp.                                                                  706,201
          6,800         Wachovia Corp.                                                                 247,792
         10,600         Wells Fargo & Co.                                            (b)               496,822
                                                                                                 -------------
                                                                                                     3,802,187
                                                                                                 -------------
                       TOTAL COMMON STOCK (COST $13,395,367)                                        14,328,576
                                                                                                 =============

The accompanying notes are an integral part of these financial statements.
                                     - 14 -

WYNSTONE FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                                                                             DECEMBER 31, 2002
         SHARES                                                                                 MARKET VALUE

                    PRIVATE PLACEMENT - 1.18%
                      POOLED HYBRID SECURITY - 1.18%
        240,000         Preferred Term Securities V, Ltd.                                        $     240,000
                                                                                                 -------------

                        TOTAL PRIVATE PLACEMENT (COST $240,000)                                        240,000
                                                                                                 =============



     FACE AMOUNT

                    CONVERTIBLE BONDS - 1.33%
                      FINANCE - CREDIT CARD - 1.33%
       $280,000         Capital One Financial Corp., 7.25%, 12/01/03                                   271,994
                                                                                                 -------------
                        TOTAL CONVERTIBLE BONDS (COST $251,219)                                        271,994
                                                                                                 =============

                        TOTAL INVESTMENTS IN SECURITIES (COST $13,886,586) - 72.88%                 14,840,570
                                                                                                 -------------

                        OTHER ASSETS, LESS LIABILITIES - 27.12%**                                    5,521,399
                                                                                                 -------------

                        NET ASSETS - 100.00%                                                     $  20,361,969
                                                                                                 =============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities  sold, not yet purchased, and open written options.
(b) Security held in connection with an open put or call option contract.
*   Non-income producing security.
**  INCLUDES $10,125,381 INVESTED IN A PNC BANK MONEY MARKET ACCOUNT, WHICH IS 49.73% OF NET ASSETS.

The accompanying notes are an integral part of these financial statements.
                                     - 15 -

WYNSTONE FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
-----------------------------------------------------------------------------------------------------------------
                                                                                                DECEMBER 31, 2002
         SHARES                                                                                   MARKET VALUE

                    SECURITIES SOLD, NOT YET PURCHASED - (8.30%)
                    COMMON STOCK - (8.30%)
                      COMMERCIAL BANKS - EASTERN U.S. - (2.67%)
          1,500         Commerce Bancorp, Inc.                                                   $     (64,785)
         18,200         Valley National Bancorp                                                       (479,934)
                                                                                                 -------------
                                                                                                      (544,719)
                                                                                                 -------------
                      COMMERCIAL BANKS - SOUTHERN U.S. - (1.89%)
          4,050         First Virginia Banks, Inc.                                                    (150,781)
          7,000         Regions Financial Corp.                                                       (233,520)
                                                                                                 -------------
                                                                                                      (384,301)
                                                                                                 -------------
                      FINANCE - INVESTMENT BANKER / BROKER - (0.43%)
          8,100         Charles Schwab Corp.                                                           (87,885)
                                                                                                 -------------
                      REGISTERED INVESTMENT COMPANY - (2.43%)
         22,500         Financial Select Sector SPDR Fund                                             (495,000)
                                                                                                 -------------
                      SUPER - REGIONAL BANKS - U.S. - (0.88%)
          4,900         Bank One Corp.                                                                (179,095)
                                                                                                 -------------

                        TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $1,711,762)           $  (1,691,000)
                                                                                                 =============

The accompanying notes are an integral part of these financial statements.
                                     - 16 -

WYNSTONE FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS
-------------------------------------------------------------------------------------------------------------------
                                                                                              DECEMBER 31, 2002
      CONTRACTS                                                                                  MARKET VALUE
                  WRITTEN OPTIONS - (0.45%)
                    WRITTEN CALL OPTIONS - (0.11%)
                      COMMERCIAL BANKS - CENTRAL U.S. - (0.03%)
             63         Cullen/Frost Bankers, Inc., 01/18/03, $32.50                             $      (6,300)
                                                                                                 -------------
                      MULTI - LINE INSURANCE - (0.05%)
             48         Prudential Financial, Inc., 01/18/03, $30                                      (10,080)
                                                                                                 -------------
                      S & L THRIFTS - EASTERN U.S. - (0.02%)
            105         New York Community Bancorp, Inc., 01/18/03, $30                                 (4,200)
                                                                                                 -------------

                      SUPER - REGIONAL BANKS - U.S. - (0.01%)
             74         Wells Fargo & Co., 01/18/03, $50                                                (2,220)
                                                                                                 -------------
                        TOTAL WRITTEN CALL OPTIONS (PREMIUMS $65,940)                                  (22,800)
                                                                                                 -------------

                    WRITTEN PUT OPTIONS - (0.34%)
                      COMMERCIAL BANKS - EASTERN U.S. - (0.03%)
             59         Banknorth Group, Inc., 02/22/03, $22.50                                         (6,195)
                                                                                                 -------------
                      COMMERCIAL BANKS - SOUTHERN U.S. - (0.04%)
            147         Hibernia Corp., Class A, 01/18/03, $17.50                                       (3,675)
             47         National Commerce Financial Corp., 04/19/03, $22.50                             (5,170)
                                                                                                 -------------
                                                                                                        (8,845)
                                                                                                 -------------
                      INSURANCE BROKERS - (0.09%)
             41         Willis Group Holdings Ltd., 04/19/03, $25                                       (4,920)
             70         Willis Group Holdings Ltd., 1/18/03, $30                                       (12,250)
                                                                                                 -------------
                                                                                                       (17,170)
                                                                                                 -------------
                      PROPERTY / CASUALTY INSURANCE - (0.02%)
             37         XL Capital Ltd., Class A, 1/18/03, $70                                          (4,440)
                                                                                                 -------------

The accompanying notes are an integral part of these financial statements.
                                     - 17 -

WYNSTONE FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                                                              DECEMBER 31, 2002
      CONTRACTS                                                                                  MARKET VALUE

                    WRITTEN PUT OPTIONS (CONTINUED)

                      SUPER - REGIONAL BANKS - U.S. - (0.16%)
             40         Bank of America Corp., 2/22/03, $65                                      $      (6,400)
             49         Bank One Corp., 01/18/03, $35                                                   (3,185)
             26         Fifth Third Bancorp, 02/22/03, $50                                              (2,340)
            106         KeyCorp, 03/22/03, $25                                                         (16,430)
            105         National City Corp., 01/18/03, $25                                              (2,100)
             29         Wells Fargo & Co., 01/18/03, $45                                                (1,740)
                                                                                                 -------------
                                                                                                       (32,195)
                                                                                                 -------------
                        TOTAL WRITTEN PUT OPTIONS (PREMIUMS $106,062)                                  (68,845)
                                                                                                 -------------
                        TOTAL WRITTEN OPTIONS (PREMIUMS $172,002)                                $     (91,645)
                                                                                                 =============

The accompanying notes are an integral part of these financial statements.
                                     - 18 -

                       THIS PAGE IS INTENTIONALLY BLANK.

WYNSTONE FUND, L.L.C.
FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.



NAME, AGE, ADDRESS AND          TERM OF OFFICE
 POSITION(S) WITH THE           AND LENGTH OF                           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
       COMPANY                  TIME SERVED                          OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
Jesse H. Ausubel, 51             Indefinite;      Director,  Richard Lounsbery Foundation (1998 to present);  Director, Program for
Rockefeller University         Since Inception    the Human Environment and Senior Research Associate,  The Rockefeller  University
Mail Stop 234                                     (1993  to  present);  Program  Director,  Alfred  P.  Sloan  Foundation  (1994 to
1230 York Avenue                                  present);  Adjunct  Scientist,  Woods  Hole  Oceanographic  Institution  (1995 to
New York, NY 10021                                present);  Director,  Richard Lounsbery Foundation (1998 to present). Mr. Ausubel
Manager                                           also is a Manager  of three  other  investment  companies  for which the  Adviser serves as investment adviser.

-----------------------------------------------------------------------------------------------------------------------------------

Charles F. Barber, 85            Indefinite;      Consultant;  Former Chairman of the Board,  ASARCO  Incorporated;  Director of 16
66 Glenwood Drive              Since Inception    investment  companies  advised by Salomon  Brothers  Asset  Management,  Inc. Mr.
Greenwich, CT 06839                               Barber also is a Manager of five other investment companies for which the Adviser
Manager                                           or one of its affiliates serves as investment adviser.

------------------------------------------------------------------------------------------------------------------------------------

Paul Belica, 81                  Indefinite;      Director  or Trustee  for four  investment  companies  managed by PIMCO  (2000 to
359 Cedar Drive West           Since Inception    present); Advisor, Salomon Smith Barney Inc. (1988 to 2000); Director, Deck House
Briarcliff Manor, NY 10501                        Inc.  (1970 to 1999);  Director,  Central  European  Value  Fund  (1994 to 1999);
Manager                                           Director, Surety Loan Funding Corporation (1998 to present). Mr. Belica also is a
                                                  Manager of three  other  investment  companies  for which the  Adviser  serves as investment adviser.

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED MANAGER
------------------------------------------------------------------------------------------------------------------------------------

Howard M. Singer, 39             Indefinite;      Managing  Director,  Asset  Management,  CIBC World Markets Corp. Mr. Singer also
CIBC World Markets Corp.      4/26/00 to Present  serves as an  Individual  General  Partner or Manager of eleven other  investment
622 Third Avenue, 8th Floor                       companies  for which the Adviser or one of its  affiliates  serves as  investment
New York, NY 10017                                adviser.
Principal Manager

------------------------------------------------------------------------------------------------------------------------------------

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